Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related party transactions [Text Block]

25. Related party transactions

In addition to the service fee earned as operator of the JV (note 6), the Company’s related party transactions included compensation paid to key management personnel, which were as follows:

	Year ended December 31,
	2019	2018
	$	$
Salaries and benefits	3,251	2,373
Share-based payments	466	312
Total compensation	3,717	2,685

Key management personnel consist of directors and officers of the Company.